Summary of Significant Accounting Policies (Details 1)	9 Months Ended
Sep. 30, 2013
Provider agreements for locations awaiting installation of EV charging stations [Member]
Scheduel of fair value of intangible assets pending finalization of a third party valuation
Estimated Useful Life	7 - 10 years
Awarded government grants for installation of EV charging stations [Member]
Scheduel of fair value of intangible assets pending finalization of a third party valuation
Estimated Useful Life	Upon invoicing grantor
Trademarks [Member]
Scheduel of fair value of intangible assets pending finalization of a third party valuation
Estimated Useful Life	Indefinite
Present value of EV charging stations to be acquired in October 2016 [Member]
Scheduel of fair value of intangible assets pending finalization of a third party valuation
Estimated Useful Life	Commencing in October 2016 and over the estimated remaining useful life at such time